Consolidated statement of profit or (loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Administrative expenses	$ (136,436)	$ (79,687)
Research and development expenses	(60,260)	(23,112)
Impairment expense	(24,131)	(2,306)
Listing expense	0	(1,188,335)
Other income	2,403	1,964
Other expenses	(104)	0
Operating loss	(218,528)	(1,291,476)
Finance income	137,389	106,188
Finance cost	(14,659)	(14,398)
Net finance income	122,730	91,790
Loss before tax	(95,798)	(1,199,686)
Tax expense	(4,152)	(7,570)
Loss for the period	(99,950)	(1,207,256)
Attributable to:
Owners of the Company	$ (99,950)	$ (1,207,256)
Earnings per share
Basic earnings per share (in USD per share)	$ (160)	$ (2,200)
Diluted earnings per share (in USD per share)	$ (160)	$ (2,200)